Assets held for sale and liabilities of disposal groups held for sale - Narrative (Details) $ in Millions										1 Months Ended	3 Months Ended	12 Months Ended
		Dec. 31, 2022 USD ($)	Nov. 29, 2022 USD ($)	Jun. 23, 2022 USD ($)	Apr. 06, 2022 USD ($)	Apr. 05, 2022	Feb. 11, 2022 USD ($)	Jan. 28, 2022	May 26, 2021 complaint	Feb. 28, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 25, 2022 USD ($)	May 31, 2022 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill impairment												$ 0		$ 587	$ 41
Gain/(loss) on disposal of operations	[1]											(2,378)		0	0
Foreign exchange gain (loss)												(1,100)		(300)	500
Assets held for sale	[2]	$ 115,919										115,919		3,411
Liabilities of disposal groups held for sale		114,597										114,597		9,005
Loans and advances to customers		924,854										924,854		1,045,814	1,037,987
Customer accounts		1,570,303										$ 1,570,303		1,710,574	$ 1,642,780
AXA Insurance Pte Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of voting equity interests acquired							100.00%
Consideration transferred for acquisition							$ 500
Gain recognised in bargain purchase transaction							100
Assets recognised as of acquisition date							4,500
Liabilities recognised as of acquisition date							$ 3,900
L&T Investment Management Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration transferred for acquisition																	$ 400
Assets under management																		$ 9,400
Canara HSBC Life Insurance Company Limited
Disclosure of analysis of single amount of discontinued operations [line items]
HSBC’s interest percent												26.00%	26.00%
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to customers		80,576										$ 80,576
Customer accounts		85,274										85,274
Minimum
Disclosure of analysis of single amount of discontinued operations [line items]
Number of retail branches rebranded | complaint									20
Maximum
Disclosure of analysis of single amount of discontinued operations [line items]
Number of retail branches rebranded | complaint									25
Retail banking operations in France
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss		2,400
Goodwill impairment		400										425
Retail banking operations in France | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss												78
Loans and advances to customers		25,029										25,029
Customer accounts		22,348										22,348
Expected cash contribution		4,094										4,094
Net asset value of transferred businesses		1,800										1,800				€ 1,600,000,000
Consideration | €													€ 1
Banking business in Canada
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations			$ 5,700
Foreign exchange gain (loss)			$ 600
Assets held for sale		90,000										90,000
Liabilities of disposal groups held for sale		85,000										85,000
Banking business in Canada | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to customers		55,197										55,197
Customer accounts		60,606										60,606
Greece retail banking business
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations											$ (100)
Loans and advances to customers		400										400
Customer accounts		$ 2,300										2,300
US Retail Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations										$ 200
US Retail Banking Business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances to customers										2,100				2,400
Customer accounts										$ 6,900				$ 8,800
Russia Business
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations												$ (300)
HSBC SFH (France)
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
HSBC Qianhai Securities Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary					90.00%	51.00%						90.00%	90.00%
Consideration paid (received)					$ 200
HSBC Life Insurance Company Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Consideration paid (received)				$ 200
Ownership interest acquired				50.00%
HSBC Continental Europe | HSBC SFH (France)
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
HSBC Continental Europe | Crédit Logement
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary												3.00%	3.00%
HSBC Insurance (Asia-Pacific) Holdings Limited | Canara HSBC Life Insurance Company Limited | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
HSBC’s interest percent								49.00%

[1]	Includes impairment of goodwill of $425m.
[2]	‘Assets held for sale’ in 2021, including $2.4bn of loans and advances to customers in relation to our exit of mass market retail banking business in the US, were reported within ‘Prepayments, accrued income and other assets’ in the Annual Report and Accounts 2021. Similarly, $8.8bn of customer accounts classified as ‘Liabilities of disposal groups’ were previously presented within ‘Accruals, deferred income and other liabilities’.